CONTRIBUTIONS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
CONTRIBUTIONS RECEIVABLE
Contributions receivable	$ 0	$ 26,821